TRANSFER OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
TRANSFER OF FINANCIAL ASSETS
Summary of the financial asssets transferred by the Group

	12/31/2019	12/31/2018
Securitized Personal Loans
Asset	1,614,099	1,184,669
Liabilities	849,775	827,152
Transfers of receivables with recourse
Asset	30,201	217,277
Liabilities	—	113,948